Subsequent Events (Details Narrative) - USD ($)	1 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Jan. 01, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Non-refundable deposit				$ 915,000
Texas Critical Data Centers LLC [Member]
Subsequent Event [Line Items]
Non-refundable deposit				$ 150,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 125,000,000
Subsequent Event [Member] | Texas Critical Data Centers LLC [Member]
Subsequent Event [Line Items]
Membership interest percentage sold			50.00%
Consideration amount		$ 70,000,000.0